FINANCIAL RISK MANAGEMENT ACTIVITIES - Interest rate risk sensitivity (Details) - Interest rate risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
United States dollar | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 1% increase in risk variable	$ 12	$ 7	$ 5
United States dollar | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 1% increase in risk variable	(2)	(2)	(4)
Australian dollar | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 1% increase in risk variable	1	1	0
Tanzanian shilling | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 1% increase in risk variable	$ (1)	$ 0	$ (1)